Average Annual Total Returns - FidelityStrategicRealReturnFund-RetailPRO - FidelityStrategicRealReturnFund-RetailPRO - Fidelity Strategic Real Return Fund	Nov. 29, 2023
Fidelity Strategic Real Return Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.33%)
Past 5 years	4.26%
Past 10 years	2.51%
Fidelity Strategic Real Return Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.99%)
Past 5 years	2.12%
Past 10 years	0.92%
Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.90%)
Past 5 years	2.37%
Past 10 years	1.22%
LB124
Average Annual Return:
Past 1 year	(11.85%)
Past 5 years	2.11%
Past 10 years	1.12%
F0665
Average Annual Return:
Past 1 year	(2.38%)
Past 5 years	4.31%
Past 10 years	2.38%